LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.71%
INVESTMENT COMPANIES–90.71%
Equity Funds–61.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	602,725	$ 35,355,862
LVIP Channing Small Cap Value Fund	1,573,905	14,028,214
LVIP MFS Value Fund	4,745,342	216,382,866
LVIP SSGA Mid-Cap Index Fund	3,510,103	36,701,639
LVIP SSGA Nasdaq-100 Index Fund	1,218,413	9,493,876
LVIP SSGA S&P 500 Index Fund	12,781,380	263,833,251
LVIP SSGA Small-Cap Index Fund	2,045,641	53,374,857
LVIP SSGA Small-Mid Cap 200 Fund	2,840,484	29,356,399
LVIP T. Rowe Price Growth Stock Fund	5,477,585	194,005,103
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,335,006	52,507,275
LVIP Wellington SMID Cap Value Fund	3,252,764	73,434,393
		978,473,735
Fixed Income Funds–28.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	817,045	7,885,298
LVIP Delaware Bond Fund	11,562,069	133,634,395
LVIP JPMorgan High Yield Fund	3,679,246	34,419,347
LVIP PIMCO Low Duration Bond Fund	2,503,527	23,352,901
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	12,428,756	$ 122,311,392
LVIP SSGA Short-Term Bond Index Fund	768,133	7,450,888
LVIP Western Asset Core Bond Fund	15,761,660	131,420,717
		460,474,938
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,354,339	15,432,692
		15,432,692
Total Affiliated Investments (Cost $1,438,489,737)		1,454,381,365

UNAFFILIATED INVESTMENT–6.25%
INVESTMENT COMPANY–6.25%
Money Market Fund–6.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	100,158,310	100,158,310
Total Unaffiliated Investment (Cost $100,158,310)		100,158,310

TOTAL INVESTMENTS–96.96% (Cost $1,538,648,047)	1,554,539,675
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.04%	48,780,244
NET ASSETS APPLICABLE TO 159,507,084 SHARES OUTSTANDING–100.00%	$1,603,319,919

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(1,063)	E-mini Russell 2000 Index	$(88,749,870)	$(97,204,865)	12/16/22	$8,454,995	$—
(2,661)	E-mini S&P 500 Index	(479,179,575)	(530,543,065)	12/16/22	51,363,490	—
(573)	E-mini S&P MidCap 400 Index	(126,529,860)	(139,911,562)	12/16/22	13,381,702	—
Total Futures Contracts					$73,200,187	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,454,381,365	$—	$—	$1,454,381,365
Unaffiliated Investment Company	100,158,310	—	—	100,158,310
Total Investments	$1,554,539,675	$—	$—	$1,554,539,675
Derivatives:
Assets:
Futures Contracts	$73,200,187	$—	$—	$73,200,187
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.71%@
Equity Funds-61.03%@
✧✧LVIP Baron Growth Opportunities Fund	$49,423,428	$10,705,993	$5,277,610	$(517,165)	$(18,978,784)	$35,355,862	602,725	$2,973,881	$—
✧✧‡LVIP Channing Small Cap Value Fund	—	16,368,656	660,060	29,415	(1,709,797)	14,028,214	1,573,905	—	—
✧✧LVIP MFS Value Fund	314,248,081	24,488,697	63,380,055	4,919,831	(63,893,688)	216,382,866	4,745,342	10,215,872	—
✧✧LVIP SSGA Mid-Cap Index Fund	50,729,707	6,569,936	5,521,255	(99,235)	(14,977,514)	36,701,639	3,510,103	4,533,792	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,986,344	1,524,807	1,315,471	(98,157)	(4,603,647)	9,493,876	1,218,413	172,691	—
✧✧LVIP SSGA S&P 500 Index Fund	380,191,907	39,497,493	42,916,510	7,100,975	(120,040,614)	263,833,251	12,781,380	26,913,936	—
✧✧LVIP SSGA Small-Cap Index Fund	96,941,901	10,286,292	25,663,309	(2,792,627)	(25,397,400)	53,374,857	2,045,641	6,540,458	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	48,847,553	1,148,193	11,532,399	(1,273,269)	(7,833,679)	29,356,399	2,840,484	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	255,632,148	122,127,240	34,497,750	(6,321,312)	(142,935,223)	194,005,103	5,477,585	37,470,093	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,034,410	20,589,617	9,393,042	(1,067,028)	(25,656,682)	52,507,275	2,335,006	7,036,759	—
✧✧LVIP Wellington SMID Cap Value Fund	106,849,522	13,980,385	20,987,749	96,054	(26,503,819)	73,434,393	3,252,764	8,123,368	—
Fixed Income Funds-28.72%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,951,851	545,162	2,034,032	(157,640)	(420,043)	7,885,298	817,045	—	—
✧✧LVIP Delaware Bond Fund	162,079,012	16,919,992	20,882,290	(3,386,421)	(21,095,898)	133,634,395	11,562,069	38,373	—
✧✧LVIP JPMorgan High Yield Fund	50,129,013	1,162,605	10,878,019	(940,210)	(5,054,042)	34,419,347	3,679,246	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	15,936,868	11,328,134	3,027,471	(143,839)	(740,791)	23,352,901	2,503,527	—	—
✧✧LVIP SSGA Bond Index Fund	155,244,432	10,250,192	21,446,183	(2,618,845)	(19,118,204)	122,311,392	12,428,756	28,010	—
✧✧LVIP SSGA Short-Term Bond Index Fund	8,968,405	668,800	1,761,395	(92,891)	(332,031)	7,450,888	768,133	39,219	—
✧✧LVIP Western Asset Core Bond Fund	163,526,166	15,467,641	18,584,521	(2,992,083)	(25,996,486)	131,420,717	15,761,660	—	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Global Real Estate Fund	20,392,507	7,236,554	4,254,495	(532,360)	(7,409,514)	15,432,692	2,354,339	457,900	—
Total	$1,971,113,255	$330,866,389	$304,013,616	$(10,886,807)	$(532,697,856)	$1,454,381,365		$104,544,352	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP U.S. Growth Allocation Managed Risk Fund–4